VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property and equipment:
Components of vessels and equipment, net	Useful lives applied in depreciation are as follows:

Vessels	40 years
Deferred drydocking expenditure	two to five years
Office equipment and fittings	three to six years

Vessels and equipment
Property and equipment:
Components of vessels and equipment, net

(in thousands of $)	2016	2015
Cost	2,167,247	2,572,740
Accumulated depreciation	(284,181)	(236,596)
Net book value	1,883,066	2,336,144